Schedule of Investments (unaudited) April 30, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Megaport Ltd.(a)	146,072	$1,147,600

Canada — 1.9%
ATS Automation Tooling Systems Inc.(a)	63,897	949,979
Novanta Inc.(a)	10,906	947,622

		1,897,601

China — 16.2%
Alibaba Group Holding Ltd.(a)	38,000	942,660
Baidu Inc., ADR(a)	8,303	838,022
China Telecom Corp. Ltd., Class H	2,546,000	856,003
DouYu International Holdings Ltd., ADR, NVS(a)(b)	134,045	1,017,401
HUYA Inc., ADR(a)	51,509	835,991
iQIYI Inc., ADR(a)(b)	47,443	805,108
JOYY Inc.(a)(b)	16,378	998,403
Kingsoft Corp. Ltd.(a)	418,000	1,418,536
Lenovo Group Ltd.	1,520,000	807,721
Momo Inc., ADR	26,752	644,188
Ping An Healthcare and Technology Co. Ltd.(a)(c)	136,800	1,850,103
SINA Corp.(a)	26,486	894,432
Tencent Holdings Ltd.	22,100	1,160,470
Tencent Music Entertainment Group, ADR(a)	77,387	882,986
Weibo Corp., ADR(a)	21,774	817,178
Xiaomi Corp., Class B(a)(c)	805,600	1,034,725

		15,803,927

France — 3.5%
Atos SE	11,495	819,136
Dassault Systemes SE	6,004	878,249
STMicroelectronics NV	37,544	975,001
Vivendi SA	35,112	757,818

		3,430,204

Germany — 3.0%
Duerr AG	31,673	739,622
Isra Vision AG	21,071	1,151,645
Nemetschek SE	15,694	988,404

		2,879,671

Israel — 0.9%
Stratasys Ltd.(a)	50,901	900,948

Japan — 10.3%
Anritsu Corp.(b)	51,300	1,050,610
FANUC Corp.	4,800	800,337
Gree Inc.	199,500	794,754
Harmonic Drive Systems Inc.	21,400	1,006,611
Kawasaki Heavy Industries Ltd.	43,700	671,836
LINE Corp.(a)	20,900	1,029,999
MINEBEA MITSUMI Inc.	47,500	788,002
Money Forward Inc.(a)	22,800	1,072,465
Nidec Corp.(b)	13,300	781,819
Oracle Corp. Japan	10,200	1,060,682
Sony Corp.	15,200	985,331

		10,042,446

Netherlands — 0.9%
Yandex NV, Class A(a)	23,807	899,429

Russia — 0.9%
Mail.Ru Group Ltd., GDR(a)(d)	48,279	869,022

Security	Shares	Value

South Korea — 3.6%
LG Electronics Inc.	16,112	$725,962
NAVER Corp.	6,593	1,068,667
Samsung Electronics Co. Ltd.	22,724	932,496
Samsung SDS Co. Ltd.	5,966	795,663

		3,522,788

Sweden — 1.0%
Spotify Technology SA(a)	6,500	985,205

Switzerland — 1.1%
Comet Holding AG, Registered	7,809	1,045,354

Taiwan — 3.1%
Global Unichip Corp.	116,000	945,976
HTC Corp.	836,000	843,408
Parade Technologies Ltd.	49,000	1,216,081

		3,005,465

United Kingdom — 1.3%
AVEVA Group PLC	16,036	722,104
Fiat Chrysler Automobiles NV	65,569	575,691

		1,297,795

United States — 50.9%
3D Systems Corp.(a)(b)	111,758	948,825
Adobe Inc.(a)	3,154	1,115,381
Advanced Micro Devices Inc.(a)	24,282	1,272,134
Alphabet Inc., Class A(a)	722	972,317
Altair Engineering Inc., Class A(a)	30,096	992,867
Alteryx Inc., Class A(a)(b)	8,911	1,008,547
Altra Industrial Motion Corp.	28,728	801,798
Amazon.com Inc.(a)	551	1,363,174
Ambarella Inc.(a)	17,917	942,076
AMETEK Inc.	9,769	819,326
Analog Devices Inc.	8,303	910,009
ANSYS Inc.(a)	3,762	985,004
Apple Inc.	3,553	1,043,871
Autodesk Inc.(a)	5,377	1,006,198
CEVA Inc.(a)	36,404	1,141,265
Cloudera Inc.(a)	89,148	738,145
Cognex Corp.	18,639	1,029,618
Dropbox Inc., Class A(a)	52,687	1,107,481
Elastic NV(a)	15,067	966,397
Facebook Inc., Class A(a)	4,807	984,041
FARO Technologies Inc.(a)	18,905	1,037,695
GoDaddy Inc., Class A(a)	14,288	992,016
HubSpot Inc.(a)(b)	6,327	1,066,922
Intel Corp.	16,910	1,014,262
International Business Machines Corp.	7,220	906,543
Intuitive Surgical Inc.(a)	1,653	844,485
iRobot Corp.(a)(b)	21,261	1,296,071
Lattice Semiconductor Corp.(a)	50,388	1,134,234
MaxLinear Inc.(a)	48,279	796,121
Microchip Technology Inc.(b)	9,748	855,192
Microsoft Corp.	6,346	1,137,267
MicroStrategy Inc., Class A(a)	6,365	804,090
MongoDB Inc.(a)(b)	7,334	1,189,061
Moog Inc., Class A	10,716	530,228
MTS Systems Corp.	20,311	432,015
Netflix Inc.(a)	3,135	1,316,230
NVIDIA Corp.	4,541	1,327,244
Pinterest Inc., Class A(a)	51,300	1,059,858
Proto Labs Inc.(a)(b)	9,956	1,011,430

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PTC Inc.(a)	12,711	$880,237
QUALCOMM Inc.	11,476	902,817
Regal Beloit Corp.	11,438	812,212
salesforce.com Inc.(a)	6,099	987,733
Silicon Laboratories Inc.(a)	8,664	842,314
Snap Inc., Class A, NVS(a)(b)	65,265	1,149,317
Splunk Inc.(a)	6,498	912,059
Talend SA, ADR(a)(b)	25,346	661,024
Teradata Corp.(a)	36,575	899,379
Texas Instruments Inc.	7,866	913,007
Twitter Inc.(a)	31,882	914,376
Xilinx Inc.	10,564	923,294

		49,697,207

Total Common Stocks — 99.8% (Cost: $93,388,697)		97,424,662

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	10,333,557	10,344,924
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	110,000	110,000

		10,454,924

Total Short-Term Investments — 10.7% (Cost: $10,444,727)		10,454,924

Total Investments in Securities — 110.5% (Cost: $103,833,424)		107,879,586

Other Assets, Less Liabilities — (10.5)%		(10,244,490)

Net Assets — 100.0%		$97,635,096

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	04/30/20	04/30/20	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,473,998	6,859,559	10,333,557	$10,344,924	$47,452	(b)	$(3,128)	$9,387
BlackRock Cash Funds: Treasury, SL Agency Shares	62,000	48,000	110,000	110,000	1,088		—	—

				$10,454,924	$48,540		$(3,128)	$9,387

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$89,354,445	$8,070,217	$—	$97,424,662
Money Market Funds	10,454,924	—	—	10,454,924

	$99,809,369	$8,070,217	$—	$107,879,586

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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